Subsequent events	12 Months Ended
Dec. 31, 2017
Disclosure Of Events After Reporting Period [Abstract]
Subsequent events
26 Subsequent events
On January 16, 2018, the Company through AEZS Germany entered into the Strongbridge License Agreement. The Company received an upfront cash payment of $24,000,000 from Strongbridge, and, for as long as Macrilen™ (macimorelin) is patent-protected, the Company will be entitled to a 15% royalty on net sales up to $75,000,000 and an 18% royalty on net sales above $75,000,000. Following the end of patent protection in United States or Canada for Macrilen™ (macimorelin), the Company will be entitled to a 5% royalty on net sales in that country. In addition, the Company will also receive one-time payments from Strongbridge following the first achievement of the following commercial milestone events:
•$4,000,000 on achieving $25,000,000 annual net sales,
•$10,000,000 on achieving $50,000,000 annual net sales,
•$20,000,000 on achieving $100,000,000 annual net sales,
•$40,000,000 on achieving $200,000,000 annual net sales, and
•$100,000,000 on achieving $500,000,000 annual net sales.
Upon approval by the FDA of a pediatric indication for Macrilen™ (macimorelin), the Company will receive a one-time milestone payment of $5,000,000 from Strongbridge.
Strongbridge will fund 70% of the costs of a worldwide pediatric development program to be run by the Company with customary oversight from a joint steering committee. The joint steering committee will be comprised of four persons, two of whom will be appointed by each of Strongbridge and the Company.